18. Marketable debt securities (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes Marketable Debt Instruments [Abstract]
Balance at beginning of year	R$ 73,702,474	R$ 74,626,232	R$ 70,247,012
Emissions	60,047,656	53,017,039	73,765,081
Payments	(82,900,914)	(61,914,716)	(78,903,009)
Taxes (note 32)	2,785,942	5,138,306	4,606,949
Exchange variation and others	3,240,356	2,835,613	4,910,199
Balance at the end of the year	R$ 56,875,514	R$ 73,702,474	R$ 74,626,232